IMPAIRMENT - PP&E - Ceiling Test (Details)	Dec. 31, 2022 $ / Mcf $ / bbl $ / $	Dec. 31, 2021 $ / bbl $ / Mcf $ / $	Dec. 31, 2020 $ / bbl $ / Mcf $ / $
Impairment
WTI Crude Oil US$/bbl (in dollars per barrel)	94.14	66.55	39.54
Edm Light Crude CDN$/bbl (in Canadian dollar per barrel)	119.13	78.15	45.56
U.S. Henry Hub Gas US$/Mcf (in dollars per Mcf) | $ / Mcf	6.25	3.64	2.00
Exchange Rate US$/CDN$ (in Canadian dollars per US dollars) | $ / $	0.77	0.80	0.75